Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statements of Operations (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EXPENSES:
General and administrative expenses	$ 103,961	$ 100,314	$ 131,745
Operating loss	(3,031,670)	285,605	633,919
OTHER INCOME / (EXPENSES):
Interest and finance costs	(226,981)	(280,348)	(300,131)
Interest income	3,449	9,811	12,227
Loss on interest rate swaps	(4,388)	(11,513)	(12,671)
Other, net	(614)	(12,899)	4,282
Total other (expenses), net	(103,533)	(105,775)	(296,293)
Net income/(loss)	(3,241,518)	80,014	259,803
Net Income Loss Available To Common Stockholders Basic And Diluted	$ (3,241,518)	$ 78,839	$ 259,031
Earnings/(loss) per common share, basic and diluted	$ (33.43)	$ 0.57	$ 1.96
Weighted average number of shares, basic and diluted	96,950,847	138,757,176	131,837,227
Ocean Rig UDW Inc
EXPENSES:
General and administrative expenses	$ 17,995	$ 6,924	$ 7,983
Operating loss	(17,995)	(6,924)	(7,983)
OTHER INCOME / (EXPENSES):
Interest and finance costs	(37,905)	(65,988)	(82,109)
Interest income	0	0	1,383
Other, net	177	5,041	6,224
Total other (expenses), net	(37,728)	(60,947)	(74,502)
Equity/(loss) in earnings of subsidiaries (Eliminated in consolidation)	(3,185,795)	147,885	342,288
Net income/(loss)	(3,241,518)	80,014	259,803
Net Income Loss Available To Common Stockholders Basic And Diluted	$ (3,241,518)	$ 78,839	$ 259,031
Earnings/(loss) per common share, basic and diluted	$ (33.43)	$ 0.57	$ 1.96
Weighted average number of shares, basic and diluted	96,950,847	138,757,176	131,837,227